Subsequent Events - Additional Information (Details)								1 Months Ended		12 Months Ended
	Dec. 24, 2019 $ / shares	Oct. 22, 2019 $ / shares	Sep. 17, 2019 $ / shares	Mar. 29, 2019 USD ($)	Mar. 29, 2019 USD ($)	May 02, 2018	Nov. 06, 2017	Nov. 14, 2019 shares	May 23, 2019 USD ($)	Dec. 31, 2017 $ / shares shares	Sep. 30, 2019 $ / shares	Jun. 06, 2019 USD ($) shares	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares
Subsequent Event [Line Items]
Debt instrument, principal face amount														$ 4,500,000
Common stock par value per share | $ / shares			$ 0.01							$ 0.01	$ 0.01			$ 0.01
Pre-Funded Series D Warrants [Member]
Subsequent Event [Line Items]
Number of common shares issuable on cancellation of warrants | shares												100,000
Series D Warrants [Member]
Subsequent Event [Line Items]
Number of common shares issuable on cancellation of warrants | shares												5,605
Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred stock, stated value				$ 1,160,000	$ 1,160,000
Issuance of senior secured promissory note in exchange of preferred stock				$ 1,560,000	$ 1,560,000
Interest rate on promissory note				8.00%	8.00%
Maturity date				Apr. 01, 2020
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock subscription price per share | $ / shares													$ 1,225
Interest rate on promissory note									8.00%			8.00%
Aggregate borrowed amount									$ 3,300,000
Debt instrument, principal face amount									$ 3,300,000			$ 2,000,000
Maturity period									6 months
Common stock par value per share | $ / shares		$ 0.01
Subsequent Event [Member] | Pre-Funded Series D Warrants [Member]
Subsequent Event [Line Items]
Number of common shares issuable on cancellation of warrants | shares													11,285
Number of warrants available for cancellation | shares												100,000
Subsequent Event [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Number of warrants available for cancellation | shares												5,605
Subsequent Event [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred stock, stated value				$ 1,160,000	$ 1,160,000
Proceeds from exchanage of preferred stock					400,000
Issuance of senior secured promissory note in exchange of preferred stock				$ 1,560,000	$ 1,560,000
Interest rate on promissory note				8.00%	8.00%
Maturity date					Apr. 01, 2020
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock subscription price													$ 50,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.01			0.002	0.0029
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares) | shares										375
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.0008
Common Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			0.02
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock par value per share | $ / shares	$ 0.01
Reverse stock split ratio	0.0014	0.01
Common Stock [Member] | Subsequent Event [Member] | Series E and E1 Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares) | shares								3,700,000